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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Manager
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell     Dallas, TX      November 14, 2012
------------------------   --------------   ------------------
      [Signature]          [City, State]         [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1    28-10378                  BP Capital Management, L.P.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: 39,852
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

Column 1                         Column 2    Column 3  Column 4        Column 5          Column 6  Column 7      Column 8
--------                      -------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                             Voting Authority
                                 Title of               Value   Shrs or                 Investment  Other   -------------------
Name of Issuer                    Class       CUSIP    (x1000)  prn amt SH/PRN Put/Call Discretion Managers  Sole   Shared None
--------------                -------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ANADARKO PETE CORP            COM             32511107  5,973    85,429   SH     N/A       SOLE       --     85,429   0     0
ARCH COAL INC                 COM             39380100     46     7,300   SH     N/A       SOLE       --      7,300   0     0
CONSOL ENERGY INC             COM            20854P109     45     1,500   SH     N/A       SOLE       --      1,500   0     0
DEVON ENERGY CORP NEW         COM            25179M103    239     3,946   SH     N/A       SOLE       --      3,946   0     0
EOG RES INC                   COM            26875P101    225     2,004   SH     N/A       SOLE       --      2,004   0     0
ENTERPRISE PRODS PARTNERS L   COM            293792107  2,680    50,000   SH     N/A       SOLE       --     50,000   0     0
GASTAR EXPL LTD               COM NEW        367299203     49    29,295   SH     N/A       SOLE       --     29,295   0     0
GOODRICH PETE CORP            COM NEW        382410405     77     6,071   SH     N/A       SOLE       --      6,071   0     0
HALLIBURTON CO                COM            406216101    162     4,800   SH     N/A       SOLE       --      4,800   0     0
MCMORAN EXPLORATION CO        COM            582411104    130    11,071   SH     N/A       SOLE       --     11,071   0     0
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN 570759100    816    15,000   SH     N/A       SOLE       --     15,000   0     0
NATIONAL OILWELL VARCO INC    COM            637071101     56       700   SH     N/A       SOLE       --        700   0     0
PIONEER NAT RES CO            COM            723787107  6,847    65,582   SH     N/A       SOLE       --     65,582   0     0
QUICKSILVER RESOURCES INC     COM            74837R104    160    39,143   SH     N/A       SOLE       --     39,143   0     0
RANGE RES CORP                COM            75281A109  6,685    95,671   SH     N/A       SOLE       --     95,671   0     0
SANDRIDGE ENERGY INC          COM            80007P307  4,219   604,929   SH     N/A       SOLE       --    604,929   0     0
SOUTHWESTERN ENERGY CO        COM            845467109  2,946    84,696   SH     N/A       SOLE       --     84,696   0     0
TRANSOCEAN LTD                REG SHS        H8817H100  1,913    42,621   SH     N/A       SOLE       --     42,621   0     0
VALERO ENERGY CORP NEW        COM            91913Y100  2,943    92,911   SH     N/A       SOLE       --     92,911   0     0
WHITING PETE CORP NEW         COM            966387102    144     3,036   SH     N/A       SOLE       --      3,036   0     0
WILLIAMS COS INC DEL          COM            969457100  3,497   100,000   SH     N/A       SOLE       --    100,000   0     0